Federated Hermes Global Allocation Fund
Portfolio of Investments
August 31, 2025 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—63.2%
		Communication Services—4.9%
9,167		Alphabet, Inc., Class A	$ 1,951,746
8,186		Alphabet, Inc., Class C	1,747,957
23	[1]	Anterix, Inc.	546
348	[1]	AST SpaceMobile, Inc.	17,031
12,235		AT&T, Inc.	358,363
4,050	[1]	Baidu, Inc.	47,971
105		BCE, Inc.	2,620
8,653		Bharti Airtel Ltd.	185,142
500		Capcom Co. Ltd.	13,600
880	[1]	CarGurus, Inc.	30,448
1,215		CD Projekt S.A.	83,966
8,000		Chunghwa Telecom Co. Ltd.	34,671
110		Cogent Communications Holdings, Inc.	4,205
7,618		Deutsche Telekom AG, Class REG	278,623
254		Elisa Oyj	13,544
132	[1]	EverQuote, Inc.	3,069
32,000		Far EasTone Telecommunications Co. Ltd.	88,111
5,153		Fox Corp.	307,634
423	[1]	Frontier Communications Parent, Inc.	15,685
4,578	[1]	fuboTV, Inc.	16,160
81	[1]	Globalstar, Inc.	2,424
163	[1]	GOGO, Inc.	1,790
299		Hellenic Telecommunication Organization S.A.	5,549
489	[1]	Ibotta, Inc.	13,174
29		IDT Corp.	1,858
48	[1]	Imax Corp.	1,371
2,000		International Games System Co. Ltd.	49,939
166		Iridium Communications, Inc.	4,132
15,800		KDDI Corp.	273,735
17,800		Kingsoft Corp. Ltd.	77,544
15,566		Koninklijke KPN NV	74,340
600	[1]	Kuaishou Technology	5,757
3,632		LG Uplus Corp.	38,777
258	[1]	Liberty Global Ltd.	3,029
205	[1]	Liberty Latin America Ltd.	1,689
1,759	[1]	Lumen Technologies, Inc.	8,742
27,100		Maxis Communications Berhad	22,477
3,952		Meta Platforms, Inc.	2,919,342
167		Millicom International Cellular S.A.	8,068
2,478		NetEase, Inc.	67,753
1,163	[1]	Netflix, Inc.	1,405,195
1,700		Nexon Co., Ltd. Tokyo	38,613
442	[1]	Nexxen International Ltd.	4,433
10,128	[1]	Pinterest, Inc.	370,989

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
1,290		Publicis Groupe S.A.	$ 118,880
83		Quebecor, Inc., Class B	2,522
128	[1]	QuinStreet, Inc.	2,007
481	[1]	Reddit, Inc.	108,263
109		Shenandoah Telecommunications Co.	1,444
1,635		SK Telecom Co. Ltd.	63,717
163,100		SoftBank Corp.	251,826
663	[1]	Spotify Technology S.A.	452,086
19		Swisscom AG	13,752
1,180		Tegna, Inc.	25,016
39,349		Telefonica Brasil S.A.	245,811
1,064		Telenor ASA	17,740
183		Telephone and Data System, Inc.	7,336
21,881		Telstra Group Ltd.	70,002
1,442		TELUS Corp.	23,772
12,196		Tencent Holdings Ltd.	943,101
19,169		TIM S.A./Brazil	80,433
781		T-Mobile USA, Inc.	196,804
74,400		True Corp. PCL	26,162
1,086		Uniti Group, Inc.	6,842
7,437		Verizon Communications, Inc.	328,939
123,291		Vodafone Group PLC	147,476
		TOTAL	13,735,743
		Consumer Discretionary—6.6%
299	[1]	Abercrombie & Fitch Co., Class A	27,965
477		Academy Sports and Outdoors, Inc.	25,543
297		Acushnet Holdings Corp.	22,765
139		Adidas AG	27,098
179	[1]	Adient PLC	4,439
223	[1]	Adtalem Global Education, Inc.	29,202
36,708		Alibaba Group Holding Ltd.	614,284
17,862	[1]	Amazon.com, Inc.	4,090,398
8,824	[1]	Amer Sports, Inc.	346,960
6,800		Anta Sports Products Ltd.	83,379
387	[1]	Aptiv PLC	30,778
83	[1]	Asbury Automotive Group, Inc.	20,878
3,438		Avolta AG	197,868
353		BorgWarner, Inc.	15,094
197		Bosch Ltd.	89,112
1,143		Brightstar Lottery PLC	19,020
230	[1]	Brinker International, Inc.	35,875
6,000		BYD Co. Ltd. Class A	96,324
1,500		BYD Co. Ltd. Class H	21,809
327		Canadian Tire Corp. Ltd.	40,775
20,038	[1]	Carnival Corp.	639,012
1,797	[1]	Carvana Co.	668,340
23,000		Cheng Shin Ind	28,575
2,994	[1]	Chipotle Mexican Grill, Inc.	126,167
900		Chongqing Sokon Industry Group Stock Co. Ltd.	17,276

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
6,200		Compagnie Generale des Etablissements Michelin SCA, Class B	$ 224,245
1,140		D. R. Horton, Inc.	193,207
111	[1]	Deckers Outdoor Corp.	13,279
35		D’ieteren Group	7,586
504		Dixon Technologies (India) Ltd.	95,221
807		Dollarama, Inc.	110,037
100	[1]	Dorman Products, Inc.	16,179
2,769		eBay, Inc.	250,899
2,486		Evolution AB	215,207
2,773	[1]	Expedia Group, Inc.	595,640
569		FDJ UNITED	18,339
6,932		Ford Motor Co.	81,590
528	[1]	Frontdoor, Inc.	32,076
5,000		Geely Automobile Holdings Ltd.	12,480
1,680		General Motors Co.	98,431
398		Gentex Corp.	11,148
241	[1]	GigaCloud Technology, Inc.	6,379
920	[1]	G-III Apparel Group Ltd.	24,840
401		Gildan Activewear, Inc.	21,893
12,400		Gree Electric Appliances, Inc. of Zhuhai	73,981
392	[1]	Green Brick Partners, Inc.	27,377
511		Hankook Tire Co. Ltd.	14,731
178		Harley-Davidson, Inc.	5,183
75		Hermes International	183,338
763		Home Depot, Inc.	310,366
489		Installed Building Products, Inc.	128,030
345		InterContinental Hotels Group PLC	41,872
9,731		JD.com, Inc.	149,788
194		Jumbo S.A.	6,888
1,508		Kia Corp.	114,326
167		Kontoor Brands, Inc.	12,901
89		Lear Corp.	9,790
1,738		Lowe’s Cos., Inc.	448,508
2,527	[1]	Lucid Group, Inc.	5,003
147		LVMH Moet Hennessy Louis Vuitton SE	86,618
722		Maruti Suzuki India Ltd.	120,815
14,414	[1]	Meituan	191,451
4,002		Mercedes-Benz Group AG	249,691
11,721	[1]	MGM Resorts International	465,207
54		Naspers Ltd., Class N	17,779
1,411		Next PLC	228,074
336		OPAP S.A.	7,532
3,500		Oriental Land Co. Ltd.	83,697
1,945	[1,2]	Ozon Holdings PLC, ADR	0
165		Page Industries Ltd.	82,453
88		Patrick Industries, Inc.	9,843
142		Perdoceo Education Corp.	4,649
206		Phinia, Inc.	12,047
3,200		Pop Mart International Group Ltd.	131,879

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,502	[1]	Prosus NV	$ 154,286
4,380		Pulte Group, Inc.	578,248
710	[1]	QuantumScape Corp.	5,630
1,498	[1]	Rivian Automotive, Inc.	20,328
2,072		Royal Caribbean Cruises, Ltd.	752,592
224		Signet Jewelers Ltd.	19,723
15,900		Sony Group Corp.	438,786
171	[1]	Stride, Inc.	27,906
4,400		Subaru Corp.	85,820
2,929	[1]	Taylor Morrison Home Corp.	197,327
4,807	[1]	Tesla, Inc.	1,604,913
363	[1]	The RealReal, Inc.	2,770
78		Thor Industries, Inc.	8,549
5,853		TJX Cos., Inc.	799,578
1,058		Toll Brothers Finance Corp.	147,062
345	[1]	TopBuild Corp.	145,162
21,500		Toyota Motor Corp.	419,334
205	[1]	Tri Pointe Homes, Inc.	7,243
2,740		TVS Motor Co. Ltd.	101,966
341	[1]	United Parks & Resorts, Inc.	17,930
178	[1]	Urban Outfitters, Inc.	11,940
86	[1]	Victoria’s Secret & Co.	1,980
195	[1]	Visteon Corp.	24,172
3,024		Wesfarmers Ltd.	181,134
999		Yum China Holding, Inc.	44,675
19,700		ZOZO, Inc.	183,123
		TOTAL	18,553,606
		Consumer Staples—3.2%
6,000		Ajinomoto Co., Inc.	162,192
10,928		Altria Group, Inc.	734,471
29,452		Ambev S.A.	67,086
1,721		Anheuser-Busch InBev S.A./NV	107,708
372		Beiersdorf AG	42,807
18,507		Brf S.A.	70,419
6,246		British American Tobacco PLC	354,290
298		Cal-Maine Foods, Inc.	34,461
1,614		Carlsberg A/S, Class B	197,389
671	[1]	Central Garden & Pet Co., Class A	22,163
74	[1]	Chefs Warehouse, Inc.	4,672
60,000		China Feihe Ltd.	33,711
13		Chocoladefabriken Lindt & Sprungli AG	198,147
424		Coca-Cola Bottling Co.	49,710
1,053		Coca-Cola Europacific Partners PLC	93,570
4,271		Coles Group Ltd.	66,733
236		Costco Wholesale Corp.	222,623
3,076		Danone S.A.	256,125
4,147		Dollar General Corp.	451,028
5,107	[1]	Dollar Tree, Inc.	557,531
2,100		Eastroc Beverage Group Co. Ltd.	90,898

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
148		Edgewell Personal Care Co.	$ 3,555
330		Empire Co. Ltd., Class A	12,810
125	[1]	Grocery Outlet Holding Corp.	2,264
3,150		Gruma SAB de Cv, Class B	54,151
21	[1]	Guardian Pharmacy Services, Inc.	555
448		Henkel AG & Co. KGAA	34,437
4,750		Imperial Brands PLC	200,557
27		Ingles Markets, Inc., Class A	1,828
6,150	[1]	JD Health International, Inc.	49,442
516		Jeronimo Martins SGPS S.A.	12,760
298		Kerry Group PLC	27,272
479		Kesko Oyj	10,623
1,447		Koninklijke Ahold NV	57,989
434		Korea Tobacco & Ginseng Corp.	42,045
1,214		Kraft Heinz Co./The	33,956
8,411		Kroger Co.	570,602
4,604		Loblaw Cos. Ltd.	188,035
141		L’Oreal S.A.	65,630
1		Lotus Bakeries NV	9,785
9,700		MEIJI Holdings Co., Ltd.	201,937
178	[1]	Mission Produce, Inc.	2,227
9,145		Mondelez International, Inc.	561,869
801		Mowi ASA	16,458
23		Natural Grocers by Vitamin Cottage, Inc.	884
3,091		Nestle S.A.	291,180
1,228		Orkla ASA	13,721
5,361		Philip Morris International, Inc.	895,984
47		PriceSmart, Inc.	5,041
6,451		Procter & Gamble Co.	1,013,065
110		Salmar ASA	5,633
62		SpartanNash Co.	1,662
41,668		Tesco PLC	238,171
57		The Anderson’s, Inc.	2,331
81	[1]	The Simply Good Foods Co.	2,319
223		Turning Point Brands, Inc.	22,188
1,232		Unilever PLC	77,541
114	[1]	United Natural Foods, Inc.	3,224
3,279		United Spirits Ltd.	48,696
16		Village Super Market, Inc., Class A	580
2,462		WalMart, Inc.	238,765
31		Weis Markets, Inc.	2,221
42,500		WH Group Ltd.	45,318
		TOTAL	8,887,045
		Energy—2.2%
585		Aker BP ASA	14,807
624		Ardmore Shipping Corp.	7,251
25,042		Bharat Petroleum Corp. Ltd.	87,444
8,172	[1]	Borr Drilling Ltd.	23,781
9,756		BP PLC	57,255

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
10,255		Canadian Natural Resources Ltd.	$ 324,746
6,494		Chevron Corp.	1,042,936
5,500		China Shenhua Energy Co., Ltd.	24,590
1,423		CMB Tech NV	12,252
937	[1]	CNX Resources Corp.	27,360
1,934		DHT Holdings, Inc.	22,667
1,552		Diversified Energy Co. PLC	25,562
1,616		Equinor ASA	39,847
7,018		Exxon Mobil Corp.	802,087
767		Galp Energia, SGPS S.A.	14,911
143	[1]	Gulfport Energy Corp.	24,886
144		Hyundai Robotics Co. Ltd.	14,152
11,700		Idemitsu Kosan Co. Ltd.	77,528
528		International Seaways, Inc.	23,982
3,856		Marathon Petroleum Corp.	692,962
757		MOL Hungarian Oil & Gas PLC	6,510
1,043		Murphy Oil Corp.	25,929
710		Neste Oyj	13,041
782		Northern Oil and Gas, Inc.	20,457
245		OMV AG	13,487
660		Peabody Energy Corp.	11,484
21,400		PetroChina Co. Ltd., Class A	26,171
71,177		PetroChina Co. Ltd., Class H	68,523
10,712		Petroleo Brasileiro S.A.	66,680
2,662		Phillips 66	355,590
435,300		PT Adaro Energy Indonesia TBK	46,329
6,406		Reliance Industries Ltd.	98,417
65		Sandridge Energy, Inc.	770
8,390		Santos Ltd.	44,105
451		Scorpio Tankers, Inc.	22,730
13,176		Shell PLC	484,643
415		SM Energy Co.	11,848
7,178		Suncor Energy, Inc.	296,716
12,123	[2]	Tatneft PJSC	0
3,493		TC Energy Corp.	181,905
96		Teekay Corp. Ltd.	787
3,802		TotalEnergies SE	238,610
4,173		Valero Energy Corp.	634,338
25		Viper Energy, Inc.	996
1,488		Woodside Energy Group Ltd.	25,650
		TOTAL	6,056,722
		Financials—13.2%
5,059		AB Industrivarden	201,388
4,369		Aflac, Inc.	466,871
254		Ageas S.A.	17,893
40,200		Agricultural Bank of China Ltd.	39,564
5,600		AIA Group Ltd.	52,993
3,521		AIB Group PLC	28,711
6,866		Al Rajhi Bank	172,498

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
8,199		Alinma Bank	$ 55,153
975		Allianz SE	412,035
3,576	[1]	Alpha Bank S.A.	14,034
764		Amalgamated Financial Corp.	22,072
1,909		American Express Co.	632,414
1,239		Ameriprise Financial, Inc.	637,850
36	[1]	Atlanticus Holdings Corp.	2,401
6,837		AXA S.A.	318,090
361	[1]	Axos Financial, Inc.	32,927
113,116		B3 S.A. - Brasil Bolsa Balcao	270,802
18,965		Banco Bilbao Vizcaya Argentaria S.A.	343,434
5,525		Banco BPM SpA	75,967
108,285		Banco Bradesco S.A.	336,128
28,029	[1]	Banco BTG Pactual S.A.	231,910
59,430		Banco de Sabadell S.A.	225,476
510		Banco Latinoamericano de Comercio Exterior S.A., Class E	23,526
1,326,753		Banco Santander Chile S.A.	79,729
34,480		Banco Santander, S.A.	328,894
5,106		Bank Hapoalim BM	99,986
12,836		Bank Leumi Le-Israel	247,107
23,900		Bank Mandiri Persero Tbk PT	6,846
7,092		Bank of America Corp.	359,848
6,388		Bank of China Ltd.	3,488
1,571		Bank of Ireland Group PLC	23,243
2,942		Bank of New York Mellon Corp.	310,675
1,711		Bank Pekao S.A.	85,869
15,819		Banque Saudi Fransi	68,322
90,079		Barclays PLC	438,500
14,514		BB Seguridade Participacoes S.A.	87,857
4,335	[1]	Berkshire Hathaway, Inc., Class B	2,180,418
2,651		BGC Group, Inc.	26,006
47,500		BOC Hong Kong (Holdings) Ltd.	214,744
1,234		BSE Ltd.	29,309
32,912		Caixa Seguridade Participacoes S.A.	85,591
21,267		CaixaBank S.A.	212,086
543		Camden National Corp.	22,203
1,355	[1]	Cantaloupe, Inc.	14,729
232		Capitec Bank Holdings Ltd.	46,999
11,743		Charles Schwab Corp.	1,125,449
104,501		China Construction Bank Corp.	100,215
35,800		China Insurance International Holdings Co. Ltd.	74,317
13,900		China Life Insurance Co. Ltd., Class A	81,920
28,000		China Life Insurance Co. Ltd., Class H	86,109
11,200		China Pacific Insurance Group Co. Ltd.	63,219
2,243		Citigroup, Inc.	216,607
3,103		Citizens Financial Group, Inc.	162,225
2,464		Commerzbank AG	94,259
4,782		Commonwealth Bank of Australia	531,987
3,854		Credit Agricole S.A.	70,442

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
123	[1]	Dave, Inc.	$ 26,226
8,600		DBS Group Holdings Ltd.	338,962
888		Deutsche Bank AG	31,188
6,536		Discovery Holdings Ltd.	80,436
1,571		DNB Bank ASA	41,379
4,700		East Money Information Co. Ltd.	19,019
5,556		East West Bancorp, Inc.	584,158
1,846		Eastern Bankshares, Inc.	31,585
577		Enact Holdings, Inc.	21,724
12	[1]	Enova International, Inc.	1,456
1,843		Erste Group Bank AG	175,147
4,333		Eurobank Ergasias S.A.	15,795
534		Euronext NV	88,118
473	[1]	Exor NV	47,331
147		Fairfax Financial Holdings Ltd.	253,071
13,672		Fifth Third Bancorp	625,767
521		First Bancorp, Inc.	28,441
899		First Busey Corp.	22,205
1,079		First Financial Bancorp	28,572
4,752		FirstRand Ltd.	20,046
41,000		Fubon Financial Holdings Co., Ltd.	112,267
1		Generali	39
344		Gjensidige Forsikring ASA	9,558
1,654		Goldman Sachs Group, Inc.	1,232,643
5,280		Great-West Lifeco, Inc.	209,147
144		Groupe Bruxelles Lambert NV	12,645
51		Grupo Financiero Banorte S.A. de C.V.	465
25,854		Grupo Financiero Inbursa, S.A. de C.V., Class O	67,985
1,136		Hana Financial Holdings	67,044
551		Hancock Whitney Corp.	34,669
14,200		Hang Seng Bank Ltd.	202,806
1,465		HDFC Asset Management Co. Ltd.	90,894
14,404		HDFC Bank Ltd.	155,521
134	[1]	Hippo Holdings, Inc.	4,531
1,200		Hithink RoyalFlush Information Network Co. Ltd.	69,390
3,800		Hong Kong Exchanges & Clearing Ltd.	222,835
2,600		Hong Leong Bank Berhad	12,352
1,517		Horizon Bancorp, Inc.	25,577
45,720		HSBC Holdings PLC	585,899
70,700		Hua Nan Financial Holdings Co. Ltd.	64,519
27,300		Huatai Securities Co. Ltd.	82,826
1,754		iA Financial Corp., Inc.	188,702
5,304		ICICI Bank Ltd.	83,941
9		Independent Bank Corp./Massachusetts	644
579		Independent Bank Corp./MI	19,043
24,700		Industrial & Commercial Bank of China, Class A	25,733
22,000		Industrial & Commercial Bank of China, Class H	16,230
3,286		Industrivarden AB	130,815
1,622		Infratil Ltd.	10,851

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
15,924		ING Groep N.V.	$ 379,049
445		International Bancshares Corp.	31,835
77,889		Intesa Sanpaolo SpA	491,364
14		Jackson Financial, Inc.	1,383
21,300		Japan Post Holdings Co. Ltd.	217,053
26,847	[1]	Jio Financial Services Ltd.	94,616
4,877		JPMorgan Chase & Co.	1,470,025
10,500		Kasikornbank PCL	54,597
1,635		KB Financial Group, Inc.	127,020
362		KBC Group NV	42,641
7,964		KeyCorp	154,183
363		KKR & Co., Inc.	50,635
135		Komercni Banka A.S.	6,592
79,600		Krung Thai Bank PLC	60,340
267,708		Lloyds Banking Group PLC	287,417
193		M&T Bank Corp.	38,920
3,863		Mahindra and Mahindra Ltd.	140,051
42,800		Malayan Banking BHD	100,229
9,451		Manulife Financial Corp.	290,752
2,903		Marsh & McLennan Cos., Inc.	597,466
640		Mastercard, Inc.	380,986
328		Meta Financial Group, Inc.	26,066
7,341		MetLife, Inc.	597,264
64,820		Metropolitan Bank & Trust Co.	79,375
759		MidWestOne Financial Group, Inc.	22,952
6,400		Mitsubishi UFJ Financial Group, Inc.	96,730
454		Moneta Money Bank AS	3,327
5,799		Morgan Stanley	872,634
482		Muenchener Rueckversicherungs-Gesellschaft Aktiengesellschaft in Muenchen	307,470
3,048		NASDAQ, Inc.	288,768
8,137		National Bank of Greece	111,690
3,100		New China Life Insurance Co. Ltd., Class A	29,603
12,600		New China Life Insurance Co. Ltd., Class H	77,690
662	[1]	NMI Holdings, Inc.	26,050
5,211		Nordea Bank Abp	79,471
234		Northeast Bank	25,871
78,092	[1]	NU Holdings Ltd./Cayman Islands	1,155,762
1,561		Old National Bancorp	35,731
9,100		ORIX Corp.	235,988
1,279	[1]	Oscar Health, Inc.	21,308
377		OTP Bank RT	32,856
20,400		Oversea-Chinese Banking Corp. Ltd.	266,010
193	[1]	Palomar Holdings, Inc.	23,743
2,881	[1]	Payoneer Global, Inc.	20,023
8,850	[1]	PayPal Holdings, Inc.	621,181
2,634	[1]	PB Fintech Ltd.	53,167
109,000		People’s Insurance, Co. (Group) of China Ltd.	97,617
5,000		Ping An Insurance (Group) Co. of China Ltd.	36,157
41		Piper Jaffray Cos., Inc.	13,685

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,819		Piraeus Bank S.A.	$ 13,936
173		PJT Partners, Inc.	30,967
5,563		Power Corp. of Canada	235,466
92,500		PT Bank Negara Indonesia	24,599
427,700		PT Bank Rakyat Indonesia Tbk	104,904
74,300		Public Bank Berhad	75,107
65,286		Punjab National Bank	74,797
9,743		QBE Insurance Group Ltd.	137,953
358		Radian Group, Inc.	12,487
20,473		Rand Merchant Investment Holdings Ltd.	88,144
6,491		Regions Financial Corp.	177,788
20	[1]	Remitly Global, Inc.	371
13,963		Riyad Bank	96,478
183	[1]	Root, Inc.	16,876
1,029		Royal Bank of Canada	149,538
4,091		Sampo Oyj, Class A	46,928
11,014		Saudi British Bank/The	88,430
265	[1]	Sezzle, Inc.	25,069
339		Shinhan Financial Group Co. Ltd.	15,898
1,517		Shore Bancshares, Inc.	26,077
258	[1]	Skyward Specialty Insurance Group, Inc.	12,461
1,288		Societe Generale S.A.	79,359
27		Sofina S.A.	8,163
7,000		Sompo Holdings, Inc.	226,317
8,515		Standard Bank Group Ltd.	120,184
2,069		Standard Chartered PLC	38,732
1,344		State Street Corp.	154,520
194	[1]	StoneX Group, Inc.	19,821
3,400		Sumitomo Mitsui Financial Group, Inc.	92,060
4,370		Sun Life Financial Services of Canada	255,260
1,593		Swiss Re AG	288,650
8,182		Synchrony Financial	624,614
695,300		Thai Military Bank	40,765
621		The Bank of NT Butterfield & Son Ltd.	28,020
4,177		The Hartford Insurance Group, Inc.	552,659
7,200		Tokio Marine Holdings, Inc.	309,841
1,275		Toronto Dominion Bank	95,735
385	[1]	Trupanion, Inc.	17,849
843		UBS Group AG	34,085
262		UMB Financial Corp.	31,938
5,878	[1]	UniCredit SpA	454,913
46,072	[1]	Union Bank of India Ltd.	65,246
109		United Insurance Holdings Corp.	1,204
700		United Overseas Bank Ltd.	19,176
58	[1]	Velocity Financial, LLC	1,107
4,539		Visa, Inc., Class A	1,596,729
9,581		Webster Financial Corp. Waterbury	596,130
1,953		Wells Fargo & Co.	160,498
855		Wesbanco, Inc.	28,044

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
13,202		Westpac Banking Corp. Ltd.	$ 333,185
1,973		WisdomTree Investments, Inc.	26,853
1,146		Woori Financial Group, Inc.	20,399
76	[1]	World Acceptance Corp.	13,029
5,210		XP, Inc.	94,509
508		Zurich Insurance Group AG	371,191
		TOTAL	36,943,934
		Health Care—5.3%
1,957	[1]	10X Genomics, Inc.	27,418
2,512	[1]	89Bio, Inc.	22,683
6,784		Abbott Laboratories	899,965
378		AbbVie, Inc.	79,531
1,297	[1]	Adaptive Biotechnologies Corp.	17,094
103	[1]	Addus Homecare Corp.	11,863
3,083		Alcon AG	245,655
1,227	[1]	Amicus Therapeutics, Inc.	9,313
1,079		Apollo Hospitals Enterprise Ltd.	93,051
115	[1]	Argenx SE	81,788
1,318	[1]	Arrowhead Pharmaceuticals, Inc.	29,036
2,397	[1]	Arvinas, Inc.	18,529
1,951		AstraZeneca PLC	311,898
831	[1]	Aveanna Healthcare Holdings, Inc.	6,648
395	[1]	Bicara Therapeutics, Inc.	4,716
13,574		Bristol-Myers Squibb Co.	640,421
3,727		Cardinal Health, Inc.	554,503
127		Celltrion, Inc.	15,299
5,546		Cipla Ltd.	99,744
1,990	[1]	Clover Health Investments, Corp.	5,214
147		Concentra Group Holdings Parent, Inc.	3,499
225	[1]	Corvel Corp.	20,036
600	[1]	Cullinan Therapeutics, Inc.	4,524
2,655	[1]	Cytek Biosciences, Inc.	10,992
10,700		Daiichi Sankyo Co. Ltd.	255,339
3,440	[1]	Day One Biopharmaceuticals, Inc.	25,834
4,177	[1]	Dexcom, Inc.	314,695
6,259	[1]	Edwards Lifesciences Corp.	509,107
2,101		Eli Lilly & Co.	1,539,151
834	[1,2]	Eli Lilly & Co., Rights	525
225		Ensign Group, Inc.	38,651
9,038	[1]	Erasca, Inc.	14,190
1,856	[1]	EyePoint Pharmaceuticals, Inc.	21,474
1,045		Fisher & Paykel Healthcare Corp. Ltd.	22,469
2,204	[1]	Fortrea Holdings, Inc.	21,709
432	[1]	Galderma Group AG	75,419
253		Gedeon Richter Rt	7,668
6,710		Gilead Sciences, Inc.	758,029
11,649		GSK PLC	229,692
26,640	[1]	Haleon PLC	130,988
1,014	[1]	Hims & Hers Health, Inc.	42,943

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
2,000		Hoya Corp.	$ 258,523
1,947	[2]	Icosavax, Inc.	604
167	[1]	ICU Medical, Inc.	21,319
406	[1]	ImmunityBio, Inc.	950
2,342	[1]	Intellia Therapeutics, Inc.	26,593
651	[1]	Intuitive Surgical, Inc.	308,115
9,701	[1]	Iovance Biotherapeutics, Inc.	21,633
1,022		Ipsen S.A.	138,766
693	[1]	IQVIA Holdings, Inc.	132,231
8,800		Jiangsu Hengrui Medicine Co. Ltd.	81,844
7,077		Johnson & Johnson	1,253,832
1,487	[1]	Keros Therapeutics, Inc.	22,617
764		Koninklijke Philips NV	21,092
395	[1]	Lantheus Holdings, Inc.	21,686
955	[1]	LifeMD, Inc.	5,911
383	[1]	Livanova PLC	21,590
2,326		Lupin Ltd.	50,057
974		McKesson Corp.	668,787
10,382		Merck & Co., Inc.	873,334
93		Merck KGAA	11,781
140	[1]	Merit Medical Systems, Inc.	12,676
746	[1]	Mineralys Therapeutics, Inc.	11,548
4,774		Novartis AG	604,156
501	[1]	Novavax, Inc.	3,742
1,787		Novo Nordisk A/S	100,865
8,232	[1]	Nuvation Bio, Inc.	24,449
3	[1]	Ocular Therapeutix, Inc.	37
986	[1]	Option Care Health, Inc.	28,279
199		Orion Oyj	15,880
75	[1]	Pennant Group, Inc./The	1,801
636	[1]	Phreesia, Inc.	20,136
28	[1]	Prestige Consumer Healthcare, Inc.	1,905
972	[1]	Privia Health Group, Inc.	22,395
1,038		Pro Medicus Ltd.	202,216
810	[1]	Progyny, Inc.	19,173
166	[1]	PTC Therapeutics, Inc.	8,189
35,866	[1]	Rede D’Or Sao Luiz S.A.	260,370
2,215	[1]	Regenxbio, Inc.	19,780
674		Roche Holding AG	220,029
115	[1]	Samsung Biologics Co. Ltd.	82,742
2,757		Sanofi	273,927
3,169		Siemens Healthineers AG	175,538
66	[1]	Sionna Therapeutics, Inc.	1,625
19,723	[1]	Standard BioTools, Inc.	24,851
6,149		Sun Pharmaceutical Industries Ltd.	111,210
464	[1]	Tyra Biosciences, Inc.	5,879
221		UCB S.A.	51,807
2,159	[1]	Veeva Systems, Inc.	581,203
5,186	[1]	Vir Biotechnology, Inc.	25,619

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
5,000		WuXi AppTec Co. Ltd.	$ 72,728
20,000	[1]	WuXi PharmaTech, Inc.	84,422
2,896	[1]	Xencor, Inc.	23,545
2,551		Zoetis, Inc.	398,976
6,704		Zydus Lifesciences Ltd.	74,684
2	[1]	Zymeworks, Inc.	30
		TOTAL	14,728,980
		Industrials—7.9%
67		A.P. Moller-Maersk A/S	137,543
93		A.P. Moller-Maersk A/S, Class B	191,427
5,424		ABB Ltd.	363,429
1,528		Adani Ports and Special Economic Zone Ltd.	22,729
141		Airbus Group SE	29,563
164		Alexander and Baldwin, Inc.	17,064
369	[1]	American Woodmark Corp.	23,826
3,320		Ametek, Inc.	613,536
288		Apogee Enterprises, Inc.	12,665
131		Argan, Inc.	29,897
68		Ashtead Group PLC	5,001
491		Atkore, Inc.	28,571
15,856		Atlas Copco AB, Class A	253,176
15,208		Atlas Copco AB, Class B	216,201
2,988		Auckland International Airport Ltd.	13,283
538		Automatic Data Processing, Inc.	163,579
296	[1]	Axon Enterprise, Inc.	221,198
25,065		Bharat Electronics Ltd.	104,874
303	[1]	BlueLinx Holdings, Inc.	25,031
342		Boise Cascade Co.	29,754
425		Bouygues S.A.	18,224
3,595		Brambles Ltd.	60,973
729	[1]	Builders Firstsource, Inc.	101,098
490		Caterpillar, Inc.	205,330
118,000		China Airlines	81,620
66	[1]	Cimpress PLC	4,166
3,126		Cintas Corp.	656,554
3,915		Computershare Ltd.	97,505
231	[1]	Costamare Bulkers Holdings Ltd.	2,439
933		Costamare, Inc.	10,674
117		CRA International, Inc.	22,670
152		CSG Systems International, Inc.	9,752
2,101		Cummins India, Ltd.	91,237
4,798		Daimler Truck Holding AG	225,957
624		Dassault Aviation S.A.	197,150
159	[1]	DXP Enterprises, Inc.	19,856
138	[1]	Dycom Industries, Inc.	34,841
569		Eaton Corp. PLC	198,661
14,472		Embraer S.A.	203,393
602		Enerpac Tool Group Corp.	25,489
65,000		EVA Airways Corp.	82,410

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
14,000		Evergreen Marine Corp., Taiwan Ltd.	$ 84,503
1,675		Experian PLC	86,794
7,700		Fanuc Ltd.	214,048
93,000		Far Eastern New Century Corp.	83,826
2,420		Fortune Electric Co., Ltd.	50,966
4,574		GE Aerospace	1,258,765
1,644	[1]	GE Vernova, Inc.	1,007,723
2,151		General Dynamics Corp.	698,150
44	[1]	GMS, Inc.	4,837
281		Granite Construction, Inc.	30,278
267		Greenbrier Cos., Inc.	12,450
402		Griffon Corp.	30,616
963		HEICO Corp.	300,475
2,339		HEICO Corp., Class A	573,078
2,954	[1]	Hertz Global Holdings, Inc.	16,926
2,400		Hitachi Ltd.	64,659
3,680		Honeywell International, Inc.	807,760
1,093		Howmet Aerospace, Inc.	190,291
190	[1]	Huron Consulting Group, Inc.	26,022
47	[1]	Hyundai Electric & Energy System Co. Ltd.	16,614
149		Hyundai Heavy	43,490
78	[1]	Hyundai Heavy Industries Co., Ltd.	29,136
5,161		Hyundai Merchant Marine Co., Ltd.	81,839
62		ICF International, Inc.	6,090
89	[1]	IES Holdings, Inc.	31,089
801		Interface, Inc.	21,403
557		InterGlobe Aviation Ltd.	35,430
294		Intertek Group PLC	18,650
50,900	[1]	JD Logistics, Inc.	83,624
8,277		Johnson Controls International PLC	884,729
12,000		Kawasaki Kisen Kaisha Ltd.	183,439
281		Kingspan Group PLC	21,677
846		Koc Holding A.S.	3,774
7,100		Komatsu Ltd.	239,347
620		Kone Oyj, Class B	38,960
825		Kongsberg Gruppen ASA	24,619
418		Korn Ferry	30,990
2,317		L3Harris Technologies, Inc.	643,246
11,100		Marubeni Corp.	252,291
370		Maximus, Inc.	32,530
161		Metlen Energy & Metals S.A.	9,968
1,099		Metso Corp.	14,209
3,000		Mitsubishi Corp.	67,883
400		Mitsubishi Electric Corp.	9,636
12,700		Mitsui & Co., Ltd.	292,553
4,500		Nippon Yusen Kabushiki Kaisha	162,058
2,283		Norfolk Southern Corp.	639,194
2,426		Pitney Bowes, Inc.	29,403
1,105		Polycab India Ltd.	88,704

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
109		Powell Industries, Inc.	$ 29,011
209	[1]	Power Solutions International, Inc.	17,324
293		Primoris Services Corp.	34,735
1		Qantas Airways Ltd.	8
790		Quanta Services, Inc.	298,588
1,746		RB Global, Inc.	199,995
5,700		Recruit Holdings Co. Ltd.	324,846
7,621		Relx PLC	355,423
540		REV Group, Inc.	28,733
58		Rheinmetall AG	114,660
7,092		Rolls-Royce Holdings PLC	102,487
1,256		RTX Corp.	199,202
497		Rush Enterprises, Inc.	28,528
364		Rush Enterprises, Inc., Class B	21,127
1,463	[1]	Ryanair Holdings PLC	43,248
12,200		S.F Holding Co. Ltd.	76,170
4,159		Saab AB, Class B	235,865
4		Safe Bulkers, Inc.	17
525		Samsung C&T Corp.	63,223
1,191		Sanfran S.A.	394,382
16,200		Sany Heavy Industry Co. Ltd.	47,812
523		Schneider Electric S.A.	128,360
1,174		Siemens AG	325,054
3,013	[1]	Siemens Energy AG	319,831
747		Simpson Manufacturing Co., Inc.	142,767
63		SK Holdings Co. Ltd., Class A	9,350
956	[1]	SK Square Co., Ltd.	102,029
69	[1]	SkyWest, Inc.	8,377
6,647		Smiths Group PLC	211,797
195		Steelcase, Inc., Class A	3,264
138	[1]	Sterling Construction Co., Inc.	38,437
196	[1]	Sun Country Airlines Holdings, Inc.	2,597
369		Tecnoglass, Inc.	26,782
59		Thales S.A.	15,546
1,419		Thomson Reuters Corp.	252,018
2,547	[1]	Titan International, Inc.	22,465
501	[1]	TransDigm, Inc.	700,839
789		Trinity Industries, Inc.	22,423
9,806		Turk Hava Yollari A.O.	79,929
2,436		Union Pacific Corp.	544,616
1,801	[1]	United Airlines Holdings, Inc.	189,105
200		United Rentals North America, Inc.	191,268
444		Veralto Corp.	47,148
2,245		Verisk Analytics, Inc.	601,929
2,080		Vinci S.A.	282,143
29,000		Wan Hai Lines Ltd.	78,148
893		Wartsila Oyj, Class B	26,144
54		Weg S.A.	375
2,831		Westinghouse Air Brake Technologies Corp.	547,798

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,056		Wolters Kluwer NV	$ 132,983
43,000		Yang Ming Marine Transport Corp.	80,769
		TOTAL	22,180,763
		Information Technology—15.0%
159		A10 Networks, Inc.	2,816
488	[1]	ACI Worldwide, Inc.	24,083
1,053	[1]	ACM Research, Inc.	29,716
695	[1]	Advanced Micro Devices, Inc.	113,028
3,100		Advantest Corp.	240,831
385	[1]	Alkami Technology, Inc.	9,856
23,096		Apple, Inc.	5,361,505
4,952		Applied Materials, Inc.	796,084
5,614	[1]	Arista Networks, Inc.	766,592
767		ASML Holding N.V.	569,764
2,532	[1]	Atlassian Corp. PLC	450,139
2,263	[1]	Autodesk, Inc.	712,166
2	[1]	Axcelis Technologies, Inc.	160
198		Bel Fuse, Inc.	26,643
262		Belden, Inc.	34,112
23	[1]	Blackbaud, Inc.	1,534
7,554		Broadcom, Inc.	2,246,484
49	[1]	Cambricon Technologies Corp. Ltd.	10,244
418		Capgemini SE	59,341
12,663		Cisco Systems, Inc.	874,887
8,494		Cognizant Technology Solutions Corp.	613,692
1,165	[1]	Cohu, Inc.	23,184
809	[1]	CommScope Holdings Co., Inc.	12,976
210	[1]	Commvault Systems, Inc.	39,195
63,000		Compal Electronics, Inc.	56,826
25		Constellation Software, Inc.	82,833
56	[1]	Credo Technology Group Holding Ltd.	6,891
1,175		Dassault Systemes SE	36,547
271	[1]	Digi International, Inc.	9,409
514	[1]	Diodes, Inc.	27,980
346		Elm Co.	78,689
200		Eoptolink Technology, Inc. Ltd.	9,898
2,028	[1]	EverCommerce, Inc.	23,423
97	[1]	Fabrinet	32,135
1,926	[1]	Freshworks, Inc.	25,943
55		Halma PLC	2,445
5,644		HCL Technologies Ltd.	92,951
9,000		Hon Hai Precision Industry Co. Ltd.	59,534
984	[1]	Hygon Information Technology Co. Ltd.	26,820
1,813		IBM Corp.	441,447
2,016		Infineon Technologies AG	82,656
1,620		Infosys Ltd.	27,139
90		InterDigital, Inc.	24,454
1,299		Intuit, Inc.	866,433
239	[1]	Itron, Inc.	29,383

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
2,696		Jabil, Inc.	$ 552,222
35,000		Kingdee International Software Group Co. Ltd.	72,570
837		KLA Corp.	729,864
151		Kulicke & Soffa Industries, Inc.	5,663
7,555		Lam Research Corp.	756,633
157	[1]	Life360, Inc.	14,200
586	[1]	LiveRamp Holdings, Inc.	16,361
412		Logitech International S.A.	42,484
5,000		MediaTek, Inc.	223,249
12,954		Microsoft Corp.	6,563,662
2,614	[1]	MongoDB, Inc.	825,005
14,500		Murata Manufacturing Co. Ltd.	235,826
1,412	[1]	NCR Voyix Corp.	18,610
9,395		Nokia Oyj	40,389
42,393		NVIDIA Corp.	7,384,013
6,160	[1]	Okta, Inc.	571,463
6,439		Open Text, Inc.	212,953
2,355		Oracle Corp.	532,536
1,650	[1]	Pagerduty, Inc.	27,621
556	[1]	Palantir Technologies, Inc.	87,131
211	[1]	Penguin Solutions, Inc.	5,091
4,890		Qualcomm, Inc.	785,970
232	[1]	Qualys, Inc.	31,508
514	[1]	Rambus, Inc.	37,918
4,000		Realtek Semiconductor Corp.	69,772
21,700		Ricoh Co. Ltd.	191,869
900		Rockchip Electronics Co. Ltd.	31,148
2,506		Sage Group PLC/The	36,805
3,969		Salesforce, Inc.	1,017,056
9,672		Samsung Electronics Co. Ltd.	483,947
296	[1]	Sanmina Corp.	34,786
1,979		SAP SE	538,086
333	[1]	ScanSource, Inc.	14,535
1,545	[1]	Shopify, Inc.	218,225
59	[1]	Silicon Laboratories, Inc.	7,927
1,390		SK Hynix, Inc.	266,103
1,739	[1]	Sprinklr, Inc.	15,025
190	[1]	SPS Commerce, Inc.	20,957
200		Sunny Opitcal Technology Group Co. Ltd.	2,113
33	[1]	Synaptics, Inc.	2,305
47,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,774,082
770	[1]	Tenable Holdings, Inc.	23,808
2,200		Tokyo Electron Ltd.	300,317
24,189		Totvs S.A.	192,286
772	[1]	TTM Technologies, Inc.	34,408
5,213	[1]	Unity Software, Inc.	205,444
296	[1]	Varonis Systems, Inc.	17,470
1,705		Western Digital Corp.	136,980
402	[1]	Xero Ltd.	43,013

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
43,000	[1]	Xiaomi Corp.	$ 293,177
7,834	[1]	Zoom Communications, Inc.	637,844
1,936	[1]	Zscaler, Inc.	536,369
		TOTAL	41,981,667
		Materials—2.1%
83		Air Liquide S.A.	17,125
502		Akzo Nobel NV	34,585
44,236	[2]	Alrosa PJSC	0
2,264		Anglogold Ashanti Ltd.	127,408
6,088		ArcelorMittal S.A.	203,148
81		Balchem Corp.	13,129
356		Ball Corp.	18,740
5,938		BHP Group Ltd.	165,889
16,377		China Hongqiao Group Ltd.	53,058
28,000		CMOC Group Ltd.	48,685
989		Compass Minerals International, Inc.	18,840
2,987		Crown Holdings, Inc.	296,848
39,699		Evolution Mining Ltd.	229,130
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
21		Givaudan S.A.	88,413
1,880		Gold Fields Ltd.	62,313
8		Greif, Inc.	546
3,363		Hecla Mining Co.	28,619
865		Heidelberg Materials AG	205,033
2,078		Holcim AG	174,216
458	[1]	Ingevity Corp.	26,738
858	[1]	Intrepid Potash, Inc.	26,109
13,969		Kinross Gold Corp.	292,023
9,600		Nitto Denko Corp.	215,703
2,371		Norsk Hydro ASA	15,370
5,352		Northern Star Resources Ltd.	67,498
4,310	[1]	NovaGold Resources, Inc.	29,480
23,929	[1,2]	Novolipetski Metallurgicheski Komb OAO	0
4,094		Nucor Corp.	608,901
17,209		Nuevo Grupo Mexico S.A., Class B	112,883
1,669		Nutrien Ltd.	96,189
1,106		Packaging Corp. of America	241,064
6,290		Pan American Silver Corp.	213,384
716	[1]	Perimeter Solutions, Inc.	16,031
36,200	[2]	PJSC MMC Norilsk Nickel	0
2,740	[1,2]	Polyus PJSC	0
222		Posco	45,678
1,120	[1]	PureCycle Technologies, Inc.	16,005
431	[1]	Queen’s Road Capital Investment Ltd.	2,464
1,863		Reliance, Inc.	550,815
575	[1,2]	Resolute Forest Products, Inc., Rights	816
4,463		Rio Tinto PLC	278,840
66,277	[1,2]	Rusal	0
3,401	[2]	Severstal PJSC	0

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
500		Shin-Etsu Chemical Co. Ltd.	$ 15,490
514		Solar Industries India Ltd.	80,251
4	[2]	Solidcore Resources PLC	0
4,446		Steel Dynamics, Inc.	582,070
951		Stora Enso Oyj, Class R	11,187
116		Syensqo S.A.	10,235
895		UPM - Kymmene Oyj	25,463
40,326		Vale S.A.	413,238
493		Worthington Steel, Inc.	16,417
301		Yara International ASA	10,947
20,800		Zijin Mining Group Co. Ltd.	67,413
		TOTAL	5,874,427
		Real Estate—1.2%
1,213		Acadia Realty Trust	24,272
827		Alexander and Baldwin, Inc.	15,994
204		American Assets Trust, Inc.	4,264
861		American Healthcare REIT, Inc.	36,842
192		CBL & Associates Properties, Inc.	6,115
3,097	[1]	CBRE Group, Inc.	502,086
15,200		China Resources Mixc Lifestyle Services Ltd.	75,197
3,436	[1]	Compass, Inc.	31,199
10,803		DLF Ltd.	90,742
932		Essential Properties Realty Trust, Inc.	29,190
63,524		Fibra Uno Administracion S.A.	89,545
1,164		Gladstone Commercial Corp.	15,656
1,200		KE Holdings, Inc.	7,054
796		Klepierre S.A.	31,045
1,531		Land Securities Group PLC	11,459
8,600		Mitsubishi Estate Co. Ltd.	184,622
1,495		Outfront Media, Inc.	27,927
133		Phillips Edison & Co., Inc.	4,680
3,965	[1]	Real Brokerage, Inc./The	21,332
1,215		Sabra Health Care REIT, Inc.	23,219
2,500		SBA Communications, Corp.	512,125
48,065		Scentre Group	128,291
3,626		Simon Property Group, Inc.	655,073
323		SITE Centers Corp.	3,966
16		Swiss Prime Site AG	2,224
775		Tanger, Inc.	26,489
18,220		VICI Properties, Inc.	615,472
1,051		Vonovia SE	33,979
1,338		Washington Real Estate Investment Trust	22,853
3,151		WP Carey, Inc.	211,432
		TOTAL	3,444,344
		Utilities—1.6%
6,760		AES Corp.	91,530
471		Allete, Inc.	30,215
515		Avista Corp.	18,818
7,000		Beijing Enterprises Holdings Ltd.	29,049

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
80		Black Hills Corp.	$ 4,785
3,117		Brookfield Renewable Corp.	105,061
26,288		Centrais Electricas Brasileiras S.A.	218,281
92,945		Centrica PLC	202,167
296		CEZ A.S.	18,504
12,800		China Yangtze Power Co. Ltd.	50,400
10,125		Companhia de Saneamento Basico do Estado de Sao Paulo	228,743
1,547		Contact Energy Ltd.	8,248
10,248		Dominion Energy, Inc.	613,855
5,559		E.ON SE	99,124
10,179		Edison International	571,347
593		EDP Renovaveis S.A.	6,969
5,683		EDP, S.A.	25,181
91		Elia System Operator S.A./NV	10,409
30,477		Enel SpA	281,079
5,984		Engie S.A.	123,831
13,859		Exelon Corp.	605,361
845		Fortum Oyj	14,621
225		Genie Energy Ltd.	3,443
12,000		Guangdong Invest	11,242
18,517		Iberdrola, S.A.	348,240
1,181,504	[2]	Inter RAO UES PJSC	0
761		Korea Electric Power Corp.	19,972
2,427		Meridian Energy Ltd.	8,174
25		National Grid-SP PLC	352
683		New Jersey Resources Corp.	32,299
83		Northwestern Energy Group, Inc.	4,773
3,943		NRG Energy, Inc.	573,943
4,801		Origin Energy Ltd.	40,580
304		Otter Tail Corp.	25,533
325		Public Power Corp. S.A.	5,428
424		Southwest Gas Holdings, Inc.	33,869
1,400		Tokyo Gas Co. Ltd.	53,632
123		Verbund AG	8,771
		TOTAL	4,527,829
		TOTAL COMMON STOCKS (IDENTIFIED COST $124,841,965)	176,915,060
		FOREIGN GOVERNMENTS/AGENCIES—7.8%
		Sovereign—7.8%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	226,148
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	249,803
EUR 600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	621,512
CAD 550,000		Canada, Government of, 5.750%, 6/1/2033	468,734
674,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	541,801
200,000		Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	142,685
EUR 320,000		France, Government of, 5.750%, 10/25/2032	437,486
150,000		France, Government of, Bond, 4.500%, 4/25/2041	186,446
600,000		France, Government of, O.A.T., 5.500%, 4/25/2029	775,524
300,000		France, Government of, Unsecd. Note, 1.000%, 5/25/2027	344,827

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
EUR 450,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2036	$ 416,761
300,000		France, Government of, Unsecd. Note, 1.750%, 6/25/2039	273,262
200,000		France, Government of, Unsecd. Note, 1.750%, 5/25/2066	116,621
300,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	348,561
840,000		Germany, Government of, 0.250%, 2/15/2027	959,860
450,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	615,573
375,000		Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	528,358
450,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	525,244
480,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	517,245
600,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	750,907
350,000		Italy, Government of, Sr. Unsecd. Note, 5.000%, 8/1/2039	457,972
825,000		Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	962,503
208,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	209,581
JPY 120,000,000		JAPAN (40 YEAR ISSUE), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	371,485
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	534,458
170,000,000		Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	775,253
90,000,000		Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	622,819
37,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	262,252
70,000,000		Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	491,203
175,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,157,950
60,000,000		Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	398,865
$ 30,000		Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	32,155
MXN 15,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	794,832
EUR 370,000		Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	428,951
60,000		Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	63,500
80,000		Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	99,175
550,000		Spain, Government of, 4.200%, 1/31/2037	688,724
600,000		Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	696,369
640,000		Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	728,089
100,000		Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	99,362
GBP 630,000		United Kingdom, Government of, 3.250%, 1/22/2044	637,011
270,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	347,972
630,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	796,907
600,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	401,197
525,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	708,539
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $24,101,557)	21,814,482
		CORPORATE BONDS—5.3%
		Capital Goods - Aerospace & Defense—0.2%
$ 300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	266,873
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	89,746
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 6.207% (CME Term SOFR 3 Month +1.996%), 2/15/2042	80,805
		TOTAL	437,424
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	121,066
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	90,478
		TOTAL	211,544
		Capital Goods - Construction Machinery—0.1%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	276,227

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Diversified Manufacturing—0.1%
$ 75,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	$ 71,602
200,000	Siemens Funding B.V., Sr. Unsecd. Note, 144A, 5.200%, 5/28/2035	205,978
	TOTAL	277,580
	Capital Goods - Environmental—0.0%
105,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	107,426
	Communications - Cable & Satellite—0.0%
30,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	30,477
	Communications - Media & Entertainment—0.1%
70,000	Grupo Televisa SAB, Sr. Unsecd. Note, 6.125%, 1/31/2046	56,324
150,000	Meta Platforms, Inc., Sr. Unsecd. Note, 5.550%, 8/15/2064	145,273
	TOTAL	201,597
	Communications - Telecom Wireless—0.1%
330,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	334,623
	Communications - Telecom Wirelines—0.1%
150,000	AT&T, Inc., Sr. Secd. Note, 6.050%, 8/15/2056	150,951
364,000	AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	242,274
	TOTAL	393,225
	Consumer Cyclical - Automotive—0.4%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	203,272
70,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	69,850
235,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	209,048
145,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	150,529
125,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.150%, 7/15/2035	128,466
200,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.750%, 9/26/2031	201,205
125,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.400%, 6/23/2032	128,491
	TOTAL	1,090,861
	Consumer Cyclical - Retailers—0.3%
600,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	553,871
225,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	225,932
	TOTAL	779,803
	Consumer Cyclical - Services—0.1%
200,000	Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	207,351
	Consumer Non-Cyclical - Health Care—0.1%
18,279	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	18,286
105,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	112,334
250,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	256,989
20,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	19,181
	TOTAL	406,790
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
90,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	89,706
400,000	Revvity, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	382,329
	TOTAL	472,035
	Consumer Non-Cyclical - Tobacco—0.5%
EUR 520,000	Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	608,839
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	476,703
200,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	193,069
	TOTAL	1,278,611

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Energy - Independent—0.0%
$ 85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	$ 87,943
		Energy - Integrated—0.0%
35,000		Suncor Energy, Inc., Deb., 7.000%, 11/15/2028	37,766
		Energy - Midstream—0.3%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	119,217
150,000		Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	148,157
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	79,871
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	66,017
175,000		Targa Resources, Inc., Sr. Unsecd. Note, 5.650%, 2/15/2036	176,840
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	246,804
135,000		Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	135,184
		TOTAL	972,090
		Financial Institution - Banking—0.6%
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	93,171
40,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, 5.316%, 6/6/2036	41,037
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	103,911
250,000		Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,975
175,000		FNB Corp. (PA), 5.722%, 12/11/2030	178,466
100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	107,464
60,000		M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	60,153
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	60,737
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	207,504
4,836	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	1,016
85,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	88,506
95,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	98,855
250,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	263,746
300,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	262,336
		TOTAL	1,815,877
		Financial Institution - Broker/Asset Mgr/Exchange—0.0%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	139,667
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	227,897
		Financial Institution - Insurance - Life—0.1%
160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	163,692
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,383
		TOTAL	177,075
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	57,829
		Financial Institution - REIT - Apartment—0.1%
125,000		Avalonbay Communities, Inc., Sr. Unsecd. Note, 5.000%, 8/1/2035	124,549
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	65,694
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	138,223
		TOTAL	328,466
		Financial Institution - REIT - Healthcare—0.1%
150,000		Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	150,969
		Financial Institution - REIT - Other—0.0%
50,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	50,880
		Financial Institution - REIT - Retail—0.1%
150,000		Kimco Realty Corp., Sr. Unsecd. Note, 5.300%, 2/1/2036	151,663

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Foreign-Local-Government—0.0%
$ 50,000	Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	$ 50,747
	Municipal Services—0.0%
100,000	Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	96,099
	Sovereign—0.1%
JPY 30,000,000	KFW, 2.050%, 2/16/2026	205,605
	Technology—0.6%
$ 85,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	86,547
45,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	33,643
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	244,736
75,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	76,296
229,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	231,043
270,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	241,496
40,000	Micron Technology, Inc., Sr. Unsecd. Note, 6.050%, 11/1/2035	42,046
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	540,520
130,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	129,644
	TOTAL	1,625,971
	Transportation - Services—0.1%
180,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	185,676
150,000	United Parcel Service, Inc., Sr. Unsecd. Note, 5.950%, 5/14/2055	151,957
	TOTAL	337,633
	Utility - Electric—0.6%
150,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	96,266
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	178,888
275,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	277,163
190,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	158,550
300,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	298,291
140,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	139,976
200,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	154,334
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	145,746
125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	102,925
	TOTAL	1,552,139
	Utility - Natural Gas Distributor—0.1%
150,000	Southern California Gas Co., Term Loan - 1st Lien, 5.450%, 6/15/2035	154,003
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	108,726
	TOTAL CORPORATE BONDS (IDENTIFIED COST $15,299,523)	14,834,619
	U.S. TREASURIES—2.8%
	Treasury Inflation-Indexed Note—0.4%
514,035	U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2027	507,048
153,751	U.S. Treasury Inflation-Protected Notes, 1.625%, 10/15/2029	157,688
303,954	U.S. Treasury Inflation-Protected Notes, 1.625%, 4/15/2030	310,285
	TOTAL	975,021
	U.S. Treasury Bond—0.5%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	190,422
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,261
25,000	United States Treasury Bond, 3.250%, 5/15/2042	20,540
125,000	United States Treasury Bond, 4.250%, 2/15/2054	111,816
150,000	United States Treasury Bond, 4.250%, 8/15/2054	134,156

Shares, Principal Amount or Contracts		Value
	U.S. TREASURIES—continued
	U.S. Treasury Bond—continued
$ 515,000	United States Treasury Bond, 4.500%, 11/15/2054	$ 480,640
535,000	United States Treasury Bond, 4.625%, 2/15/2055	509,922
75,000	United States Treasury Bond, 4.750%, 8/15/2055	72,984
	TOTAL	1,522,741
	U.S. Treasury Note—1.9%
100,000	United States Treasury Note, 3.500%, 9/30/2026	99,644
900,000	United States Treasury Note, 3.625%, 8/31/2027	900,176
800,000	United States Treasury Note, 3.750%, 4/30/2027	800,881
100,000	United States Treasury Note, 3.875%, 6/15/2028	100,787
225,000	United States Treasury Note, 3.875%, 7/31/2030	226,832
375,000	United States Treasury Note, 4.000%, 2/28/2030	380,286
500,000	United States Treasury Note, 4.125%, 2/28/2027	502,894
50,000	United States Treasury Note, 4.125%, 10/31/2031	50,767
300,000	United States Treasury Note, 4.125%, 2/29/2032	304,231
85,000	United States Treasury Note, 4.125%, 3/31/2032	86,144
1,020,000	United States Treasury Note, 4.250%, 11/15/2034	1,026,853
175,000	United States Treasury Note, 4.375%, 5/15/2034	178,445
625,000	United States Treasury Note, 4.625%, 2/15/2035	646,387
	TOTAL	5,304,327
	TOTAL U.S. TREASURIES (IDENTIFIED COST $7,906,955)	7,802,089
	ASSET-BACKED SECURITIES—1.3%
	Auto Receivables—0.7%
300,000	Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	302,779
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	207,264
200,000	General Motors 2024-2A, Class B, 5.350%, 3/15/2031	202,017
150,000	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	151,235
100,000	M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	101,259
125,000	PFS Financing Corp. 2025-D, Class A, 4.470%, 5/15/2030	126,153
20,838	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	20,906
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	302,214
129,466	Securitized Term Auto Receivables Trust 2025-A, Class B, 5.038%, 7/25/2031	130,017
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	179,335
200,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	200,652
	TOTAL	1,923,831
	Credit Card—0.2%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	480,163
	Equipment Lease—0.2%
170,000	DLLAA LLC 2025-1A, Class A4, 5.080%, 4/20/2033	175,674
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	177,282
160,000	Great America Leasing Receivables 2025-1, Class A4, 4.580%, 1/15/2032	161,170
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	203,979
	TOTAL	718,105
	Other—0.1%
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	202,342
100,000	PFS Financing Corp. 2025-F, Class A, 4.400%, 8/15/2030	100,597
	TOTAL	302,939
	Student Loans—0.1%
43,966	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	40,086

Shares, Principal Amount or Contracts			Value
		ASSET-BACKED SECURITIES—continued
		Student Loans—continued
$ 166,018		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	$ 150,058
		TOTAL	190,144
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,614,485)	3,615,182
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
		Commercial Mortgage—0.5%
125,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	132,623
200,000		Bank 2024-BNK48 A4, Class A4, 4.775%, 8/15/2034	198,076
125,000		Barclays Commercial Mortgage S 2025-C35, Class A4, 5.289%, 7/15/2058	127,138
150,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	158,046
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	203,742
150,000		BMO Mortgage Trust 2025-5C11, Class A2, 5.187%, 7/15/2058	153,604
150,000	[3]	JW Commercial Mortgage Trust 2 2024-BERY, Class A, 5.956% (CME Term SOFR 1 Month +1.593%), 11/15/2039	150,234
150,000	[3]	ORL Trust 2024-GLKS, Class A, 5.855% (CME Term SOFR 1 Month +1.492%), 12/15/2039	150,047
		TOTAL	1,273,510
		Federal Home Loan Mortgage Corporation—0.3%
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	256,566
500,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	491,674
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	206,774
		TOTAL	955,014
		Financial Institution - REIT - Other—0.1%
150,000		Wells Fargo Commercial Mortgage Trust 2024-5C2, Class A2, 5.439%, 11/15/2057	154,698
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,381,421)	2,383,222
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.7%
		Federal Home Loan Mortgage Corporation—0.5%
196,900	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5440, Class WF, 5.498% (30-DAY AVERAGE SOFR +1.150%), 8/25/2054	197,753
225,399	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5484, Class FB, 5.548% (30-DAY AVERAGE SOFR +1.200%), 12/25/2054	225,685
218,049	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5499, Class FN, 5.348% (30-DAY AVERAGE SOFR +1.000%), 2/25/2055	216,763
231,189	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5511, Class JF, 5.498% (30-DAY AVERAGE SOFR +1.150%), 3/25/2055	230,950
460,828	[3]	Federal Home Loan Mortgage Corp. REMIC, Series 5522, Class BF, 5.398% (30-DAY AVERAGE SOFR +1.050%), 3/25/2055	460,827
		TOTAL	1,331,978
		Federal National Mortgage Association—0.1%
215,892	[3]	Federal National Mortgage Association REMIC, Series 2024-82, Class HF, 5.548% (30-DAY AVERAGE SOFR +1.200%), 11/25/2054	216,211
231,693	[3]	Federal National Mortgage Association REMIC, Series 2025-18, Class WF, 5.448% (30-DAY AVERAGE SOFR +1.100%), 9/25/2054	231,863
		TOTAL	448,074
		Non-Agency Mortgage—0.1%
294,744		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	261,493
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,047,130)	2,041,545
		PREFERRED STOCKS—0.3%
		Consumer Discretionary—0.0%
10,960	[2]	TVS Motor Co. Ltd., 6.000%	37
		Energy—0.2%
73,721		Petroleo Brasileiro S.A., Preference	422,868

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Financials—0.1%
46,725	[1]	Itau Unibanco Holding S.A., Preference	$ 331,703
		PREFERRED STOCKS (IDENTIFIED COST $744,866)	754,608
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
$ 172		Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	181
175		Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	182
223		Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	231
4		Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	4
448		Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	467
628		Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	657
		TOTAL	1,722
		Federal National Mortgage Association—0.0%
205		Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	213
991		Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,007
967		Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,010
37		Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	38
215		Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	219
1,557		Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	1,618
602		Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	625
343		Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	354
1,200		Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,215
		TOTAL	6,299
		Government National Mortgage Association—0.0%
1,218		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	1,259
857		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	890
2,237		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	2,314
3,376		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	3,501
210		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	213
74		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	75
28		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	29
591		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	601
376		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	387
7		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	7
63		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	63
		TOTAL	9,339
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $16,946)	17,360
		PURCHASED CALL OPTION—0.0%
365,000		Morgan Stanley EUR PUT/USD CALL, Exercise Price $1.143, Notional Amount $54,925,200, Expiration Date 11/14/2025 (IDENTIFIED COST $2,402)	1,501
		INVESTMENT COMPANIES—18.3%
108,057		Bank Loan Core Fund	928,207
2,853,657		Emerging Markets Core Fund	25,597,305
8,093,697		Federated Hermes Government Obligations Fund, Premier Shares, 4.22%[4]	8,093,697
288,476	[5]	High Yield Bond Core Fund	1,652,966
1,343,444		Mortgage Core Fund	11,244,624

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
426,994	Project and Trade Finance Core Fund	$ 3,808,785
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $47,816,495)	51,325,584
	TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $228,773,745)	281,505,252
	OTHER ASSETS AND LIABILITIES - NET—(0.6)%[6]	(1,682,910)
	NET ASSETS—100%	$279,822,342
At August 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BOBL Long Futures	10	$1,374,164	September 2025	$2,498
EURO-BUND Long Futures	5	$757,803	September 2025	$612
JPN 10-Year Bond Long Futures	2	$1,871,866	September 2025	$(15,424)
United States Treasury Notes 2-Year Long Futures	101	$21,062,445	December 2025	$22,178
United States Treasury Notes 5-Year Long Futures	30	$3,284,062	December 2025	$10,769
United States Treasury Notes 10-Year Long Futures	2	$225,000	December 2025	$965
United States Treasury Notes 10-Year Ultra Long Futures	7	$800,844	December 2025	$3,641
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$25,239
At August 31, 2025, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/10/2025	Citibank N.A.	225,000	AUD	116,943 CHF	$1,894
10/10/2025	Bank Of America, N.A.	350,000	AUD	181,263 CHF	$2,141
10/10/2025	Morgan Stanley Capital	400,000	EUR	$467,420	$1,650
10/10/2025	Credit Agricole CIB	150,000	EUR	$174,562	$1,339
10/10/2025	JPMorgan Chase Bank, N.A.	400,000	EUR	$468,117	$953
10/10/2025	Morgan Stanley Capital	200,000	EUR	187,332 CHF	$1,425
10/10/2025	Morgan Stanley Capital	400,000	EUR	68,575,264 JPY	$1,530
10/10/2025	Credit Agricole CIB	365,065,042	JPY	$2,515,268	$(20,900)
10/10/2025	Bank Of America, N.A.	21,972,807	JPY	$150,000	$133
10/10/2025	Morgan Stanley Capital	73,722,030	JPY	$500,000	$3,718
10/10/2025	Bank Of America, N.A.	68,511,612	JPY	400,000 EUR	$780
10/10/2025	Morgan Stanley Capital	68,291,780	JPY	400,000 EUR	$(401)
10/10/2025	Bank Of America, N.A.	175,615,596	JPY	$1,200,000	$(77)
10/10/2025	State Street Bank & Trust Co.	43,911,723	JPY	$300,000	$34
10/10/2025	Citibank N.A.	2,500,000	NOK	195,302 CHF	$5,435
10/10/2025	Bank Of America, N.A.	1,208,008	SEK	$125,000	$2,938
10/10/2025	Bank Of America, N.A.	1,208,894	SEK	$125,000	$3,032
10/17/2025	Bank Of America, N.A.	45,500,000	CLP	$46,936	$130
11/6/2025	Morgan Stanley Capital	258,609	EUR	$302,392	$1,384
11/6/2025	Morgan Stanley Capital	100,000	EUR	$116,544	$921
11/6/2025	Morgan Stanley Capital	9,750,000	JPY	$66,932	$(120)
11/19/2025	Citibank N.A.	1,050,000	EGP	$20,879	$29
11/24/2025	Morgan Stanley Capital	134,249	CNY	$18,894	$33

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
11/24/2025	Citibank N.A.	304,904,300	IDR	$18,701	$(244)
11/24/2025	Goldman Sachs Bank	1,611,384	INR	$18,415	$(224)
11/24/2025	State Street Bank & Trust Co.	25,811,557	KRW	$18,546	$102
11/24/2025	Morgan Stanley Capital	24,031	SGD	$18,832	$18
12/29/2025	Citibank N.A.	1,000,000	EGP	$18,831	$747
Contracts Sold:
10/10/2025	Morgan Stanley Capital	200,000	AUD	$131,069	$95
10/10/2025	Citibank N.A.	195,302	CHF	2,500,000 NOK	$(1,877)
10/10/2025	Bank Of America, N.A.	181,263	CHF	350,000 AUD	$(511)
10/10/2025	Morgan Stanley Capital	187,332	CHF	200,000 EUR	$(2,083)
10/10/2025	Citibank N.A.	116,943	CHF	225,000 AUD	$(1,369)
10/10/2025	Bank Of America, N.A.	400,000	EUR	68,511,612 JPY	$(1,733)
10/10/2025	Bank Of America, N.A.	1,741,000	EUR	$2,054,609	$12,982
10/10/2025	Morgan Stanley Capital	400,000	EUR	68,291,780 JPY	$(2,054)
10/10/2025	Barclays Bank PLC	177,088,716	JPY	$1,200,000	$(9,988)
10/10/2025	Morgan Stanley Capital	68,575,264	JPY	400,000 EUR	$(1,012)
10/10/2025	Morgan Stanley Capital	58,236,228	JPY	$400,000	$2,091
10/10/2025	Morgan Stanley Capital	13,183,340	MXN	$700,000	$(3,583)
10/10/2025	Morgan Stanley Capital	90,593	PLN	$25,000	$152
10/10/2025	Bank Of America, N.A.	2,375,624	SEK	$250,000	$(1,598)
10/17/2025	BNP Paribas SA	45,500,000	CLP	$47,047	$(18)
10/17/2025	Morgan Stanley Capital	170,000	PEN	$47,528	$(539)
11/6/2025	State Street Bank & Trust Co.	31,000	CHF	$38,783	$(266)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(2,911)
At August 31, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 08/31/2025[7]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Morgan Stanley	CDX Index EM Series 43	Pay	1.000%	06/20/2030	1.45%	$2,500,000	$48,000	$49,375	$(1,375)
At August 31, 2025, the Fund had the following outstanding written options contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
Morgan Stanley Capital	EUR CALL/USD PUT	(80,000)	$80,000	December 2025	$1.19	$(990)
(Premium Received $1,450)						$(990)
Net Unrealized Appreciation/Depreciation on Futures, Foreign Exchange Contracts, the value of Swap Contracts and Written Option Contracts are included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended August 31, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 8/31/2025	Shares Held as of 8/31/2025	Dividend Income
Bank Loan Core Fund	$1,527,575	$1,372,185	$(1,943,000)	$(1,052)	$(27,501)	$928,207	108,057	$72,185
Emerging Markets Core Fund	$26,250,223	$3,648,410	$(4,650,000)	$242,379	$106,293	$25,597,305	2,853,657	$1,448,411
Federated Hermes Government Obligations Fund, Premier Shares	$3,975,131	$52,409,809	$(48,291,243)	$—	$—	$8,093,697	8,093,697	$252,266
High Yield Bond Core Fund	$1,810,405	$790,269	$(985,300)	$(57,113)	$94,705	$1,652,966	288,476	$80,269
Mortgage Core Fund	$13,674,010	$442,053	$(2,853,000)	$88,690	$(107,129)	$11,244,624	1,343,444	$442,053
Project and Trade Finance Core Fund	$3,112,242	$691,701	$—	$4,842	$—	$3,808,785	426,994	$191,701
TOTAL OF AFFILIATED TRANSACTIONS	$50,349,586	$59,354,427	$(58,722,543)	$277,746	$66,368	$51,325,584	13,114,325	$2,486,885

1	Non-income-producing security.
2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment-grade bonds.
6	Assets, other than investments in securities, less liabilities.
7
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at August 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.

The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$114,436,260	$—	$1,945	$114,438,205
International	13,095,650	49,381,205	0	62,476,855
Preferred Stocks
International	754,571	—	37	754,608
Debt Securities:
Foreign Governments/Agencies	—	21,814,482	—	21,814,482
Corporate Bonds	—	14,833,603	1,016	14,834,619
U.S. Treasuries	—	7,802,089	—	7,802,089
Asset-Backed Securities	—	3,615,182	—	3,615,182
Commercial Mortgage-Backed Securities	—	2,383,222	—	2,383,222
Collateralized Mortgage Obligations	—	2,041,545	—	2,041,545
Mortgage-Backed Securities	—	17,360	—	17,360
Purchased Call Option	—	1,501	—	1,501
Investment Companies	47,516,799	—	—	47,516,799
Other Investments[1]	—	—	—	3,808,785
TOTAL SECURITIES	$175,803,280	$101,890,189	$2,998	$281,505,252
Other Financial Instruments:
Assets
Futures Contracts	$40,663	$—	$—	$40,663
Foreign Exchange Contracts	—	45,686	—	45,686
Swap Contracts	—	48,000	—	48,000
Liabilities
Futures Contracts	(15,424)	—	—	(15,424)
Foreign Exchange Contracts	—	(48,597)	—	(48,597)
Written Options Contracts	—	(990)	—	(990)
TOTAL OTHER FINANCIAL INSTRUMENTS	$25,239	$44,099	$—	$69,338

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $3,808,785 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BOBL	—Bundesobligation
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
EGP	—Egyptian Pound
EUR	—Euro
GBP	—British Pound
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—Korean Won
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SEK	—Swedish Krona
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate